Loss per share	12 Months Ended
Dec. 31, 2018
Loss Per Share
Loss per share
9	Loss per share

	2018		2017		2016
	£’000		£’000		£’000
Numerator

Loss used in basic EPS and diluted EPS:
Continuing operations	(10,368)		(11,705)		(6,161)
Discontinued operations	(4,662)		(4,359)		(14,001)

Denominator

Weighted average number of ordinary shares used in basic EPS	61,126,053		51,317,320		36,072,752

Basic and diluted loss per share:
Continuing operations - pence	(17	p)	(23	p)	(17	p)
Discontinued operations - pence	(8	p)	(8	p)	(39	p)

The Group has made a loss in the current and previous years presented, and therefore the options and warrants are anti-dilutive. As a result, diluted earnings per share is presented on the same basis for all periods shown.

On 26 February 2019, as a result of a Subscription, Placing and Open Offer, 348,215,478 new ordinary shares were issued, increasing the total number of issued shares to 409,399,613.